EQUITY (Details) - Schedule of dividends - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital Abstract
Date of dividend	Dec. 31, 2019	Dec. 31, 2018
Amount of the dividend	$ 57,129	$ 54,580
Number of shares among which the dividend is distributed	$ 606,407,693	$ 606,407,693
Dividend per share (in Dollars per share)	$ 0.0942	$ 0.0900